Intangible Assets, Net (Details) - Schedule of estimated amortization expenses - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of estimated amortization expenses [Abstract]
2021	$ 34,933
Total	$ 34,933	$ 53,773